UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: February 28, 2017

Date of reporting period: May 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 75.0%
Consumer Discretionary — 11.7%
Abercrombie & Fitch, Cl A	10,348	$206
Amazon.com *	4,027	2,910
Best Buy	2,579	83
Big Lots	4,527	237
Bloomin’ Brands	4,180	80
Brinker International	1,750	79
Cable One	100	49
Callaway Golf	4,869	49
Carnival	19,835	947
Charter Communications, Cl A *	181	40
Chipotle Mexican Grill, Cl A *	2,171	958
Comcast, Cl A	16,026	1,014
Cracker Barrel Old Country Store	315	48
Dillard’s, Cl A	4,124	244
Domino’s Pizza	2,090	253
Ford Motor	21,708	293
Gap	2,620	47
General Motors	31,810	995
Genesco *	1,532	99
Goodyear Tire & Rubber	13,884	388
Hasbro	2,175	190
Hilton Worldwide Holdings	4,300	89
Home Depot	11,087	1,464
John Wiley & Sons, Cl A	1,814	98
Johnson Controls	6,922	306
Kohl’s	13,629	491
L Brands	1,996	137
Liberty Global, Cl A *	16,311	609
Macy’s	15,541	517
Madison Square Garden *	495	83
Magna International	23,911	969
McDonald’s	1,030	126
Netflix *	6,739	691
NIKE, Cl B	21,628	1,194
Nordstrom	4,039	153
Nutrisystem	2,542	69
Office Depot *	36,707	131
Priceline Group *	335	424
PVH	956	90
Royal Caribbean Cruises	1,173	91
Staples	6,923	61
Starbucks	9,814	539
Target	2,839	195
Time Warner	1,977	150
TJX	1,445	110
TripAdvisor *	5,358	363
Tupperware Brands	2,818	159
Twenty-First Century Fox, Cl A	10,776	311
VF	1,935	121
Visteon	1,449	109
VOXX International, Cl A *	18,394	61

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walt Disney	4,056	$402
Williams-Sonoma	1,501	80

		19,602

Consumer Staples — 5.3%
Altria Group	3,491	222
Andersons	4,596	164
Campbell Soup	6,043	366
Clorox	3,893	500
Coca-Cola	8,967	400
Coca-Cola European Partners	3,388	131
Colgate-Palmolive	2,258	159
Constellation Brands, Cl A	3,978	609
Costco Wholesale	6,436	958
CVS Health	3,411	329
Dr Pepper Snapple Group	893	82
General Mills	5,126	322
Hershey	1,640	152
Kellogg	3,207	239
Kimberly-Clark	3,704	471
Kraft Heinz	9,715	807
Kroger	1,278	46
Molson Coors Brewing, Cl B	5,885	584
Mondelez International, Cl A	4,786	213
Omega Protein *	6,818	135
PepsiCo	6,149	622
Philip Morris International	13,587	1,341
Sysco	2,183	105

		8,957

Energy — 6.0%
Antero Resources *	3,144	91
Apache	6,390	365
Baker Hughes	4,304	200
Cabot Oil & Gas	21,370	512
CARBO Ceramics	17,963	221
Chevron	2,428	245
Cimarex Energy	10,265	1,193
Concho Resources *	2,268	275
ConocoPhillips	4,113	180
Devon Energy	29,239	1,055
Ensco, Cl A	8,448	84
EOG Resources	10,048	818
Equities	1,963	144
Exxon Mobil	8,408	748
Golar LNG	2,853	50
Gulfport Energy *	2,803	86
Halliburton	24,743	1,043
Helmerich & Payne	3,254	199
Hess	3,011	180
Kinder Morgan	4,460	81
Memorial Resource Development *	3,283	52
National Oilwell Varco	2,300	76

SEI Catholic Values Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Noble Energy	2,467	$88
Occidental Petroleum	11,209	846
PBF Energy, Cl A	12,780	337
Range Resources	1,939	83
Sanchez Energy *	9,638	76
Schlumberger	2,097	160
Southwestern Energy *	18,520	253
Spectra Energy	6,476	206
Tidewater	34,775	151

		10,098

Financials — 12.8%
Allied World Assurance Holdings	1,601	59
Allstate	5,134	347
American Equity Investment Life Holding	8,447	137
American Express	2,490	164
American International Group	12,641	732
American Tower ‡	9,838	1,041
Arthur J Gallagher	2,146	104
AvalonBay Communities ‡	451	81
Bancorp *	31,337	212
Bank of America	137,014	2,026
Bank of New York Mellon	5,555	234
Blackstone Group LP (A)	19,026	498
CBOE Holdings	1,781	113
Chimera Investment ‡	9,801	147
Chubb	1,742	221
Citigroup	54,470	2,536
CME Group, Cl A	828	81
Corporate Office Properties Trust ‡	3,415	92
Crown Castle International ‡	5,613	510
Digital Realty Trust ‡	931	89
Everest Re Group	4,376	783
FBR	11,421	220
First Commonwealth Financial	11,489	108
First Niagara Financial Group	4,628	51
FNB	11,240	151
Goldman Sachs Group	3,877	618
Great Western Bancorp	5,411	184
Green Dot, Cl A *	23,897	527
Hartford Financial Services Group	1,072	48
Hatteras Financial ‡	5,611	90
HCP ‡	2,691	88
JPMorgan Chase	34,939	2,279
KCG Holdings, Cl A *	5,707	80
KKR LP (A)	64,851	877
Legg Mason	1,747	60
LendingClub *	10,076	48
MetLife	14,245	649
Morgan Stanley	18,618	510
Morningstar	1,265	107
MSCI, Cl A	1,152	92

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Retail Properties ‡	2,064	$94
National Storage Affiliates Trust ‡	4,444	93
Northern Trust	5,564	412
PNC Financial Services Group	1,879	169
ProAssurance	3,709	195
Prologis ‡	6,389	304
Regency Centers ‡	1,053	81
S&P Global	1,539	173
Santander Consumer USA Holdings *	44,922	578
Spirit Realty Capital ‡	3,947	45
State Street	7,945	501
Synchrony Financial *	10,012	312
T Rowe Price Group	1,872	144
Two Harbors Investment ‡	9,489	80
US Bancorp	4,708	202
Voya Financial	3,787	124
Wells Fargo	13,758	698
Welltower ‡	775	53
Weyerhaeuser ‡	3,554	112
White Mountains Insurance Group	108	87

		21,451

Health Care — 9.3%
Abbott Laboratories	4,644	184
ABIOMED *	680	68
Aetna	703	80
Agios Pharmaceuticals *	1,467	82
Akorn *	2,711	81
Alere *	1,966	84
Alexion Pharmaceuticals *	4,789	723
Amgen	2,611	412
Amphastar Pharmaceuticals *	5,958	94
Analogic	5,168	424
Anthem	2,173	287
Avexis *	1,808	78
Biogen *	3,069	889
BioMarin Pharmaceutical *	1,649	148
Boston Scientific *	19,985	454
Bruker	3,980	105
Cambrex *	2,411	118
Celator Pharmaceuticals *	3,622	109
Cerner *	1,418	79
Charles River Laboratories International *	4,439	381
Cigna	1,837	235
DENTSPLY SIRONA	1,867	116
Dermira *	2,624	83
Edwards Lifesciences *	916	90
Emergent BioSolutions *	2,412	106
Express Scripts Holding *	626	47
Gilead Sciences	4,639	404
Heska *	2,022	73
Horizon Pharma *	28,723	495

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Humana	1,115	$192
Incyte *	1,076	91
Integra LifeSciences Holdings *	7,679	574
Intercept Pharmaceuticals *	578	86
Intuitive Surgical *	435	276
Kindred Healthcare	26,188	311
Lannett *	18,534	452
Loxo Oncology *	3,203	86
McKesson	663	121
Medivation *	1,379	83
Medtronic	11,327	912
Mettler-Toledo International *	719	270
NeoGenomics *	13,944	125
Neurocrine Biosciences *	1,388	69
Pacific Biosciences of California *	11,451	110
Penumbra *	1,749	92
Premier, Cl A *	2,544	81
Quintiles Transnational Holdings *	6,630	450
Regeneron Pharmaceuticals *	1,422	567
ResMed	1,742	103
Seattle Genetics *	1,307	53
Supernus Pharmaceuticals *	4,345	85
TherapeuticsMD *	8,401	75
Trevena *	9,356	68
United Therapeutics *	696	83
UnitedHealth Group	10,225	1,368
Varian Medical Systems *	3,646	302
Vertex Pharmaceuticals *	4,906	457
VWR *	11,774	340
Waters *	4,304	593
Zimmer Biomet Holdings	929	113
Zoetis, Cl A	12,167	577

		15,694

Industrials — 8.1%
3M	4,851	817
Acacia Research	59,772	309
ACCO Brands *	35,724	356
Acuity Brands	1,185	307
AGCO	1,432	74
American Airlines Group	20,295	648
Atlas Air Worldwide Holdings *	9,238	405
B/E Aerospace	5,000	238
Babcock & Wilcox Enterprises *	3,744	81
Caterpillar	7,837	568
Chicago Bridge & Iron	5,939	227
Comfort Systems USA	2,456	79
Covanta Holding	8,121	135
CSX	2,560	68
Cummins	2,003	229
Deere	2,505	206
Delta Air Lines	23,631	1,027

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dover	1,366	$91
DXP Enterprises *	2,768	38
Eaton	10,916	673
Emerson Electric	973	51
Flowserve	3,522	170
Illinois Tool Works	1,299	138
Ingersoll-Rand	4,588	307
Insperity	1,144	82
JB Hunt Transport Services	2,145	177
Kansas City Southern	4,254	396
LB Foster, Cl A	16,343	188
ManpowerGroup	3,040	242
Nordson	801	70
Owens Corning	3,846	196
Parker-Hannifin	926	106
Rockwell Automation	1,196	139
Rockwell Collins	8,450	747
SolarCity *	1,658	37
Southwest Airlines	2,354	100
Stanley Black & Decker	2,756	312
Terex	12,088	256
Titan Machinery *	9,457	101
TransDigm Group *	830	219
Triumph Group	15,460	583
Union Pacific	5,458	460
United Parcel Service, Cl B	3,789	391
Waste Management	3,251	198
Wesco Aircraft Holdings *	35,660	502
WESCO International *	1,213	71
WW Grainger	1,538	351
Xylem	10,536	471

		13,637

Information Technology — 16.0%
Activision Blizzard	16,336	641
Adobe Systems *	10,965	1,091
Advanced Micro Devices *	20,051	92
Alliance Data Systems *	372	83
Alphabet, Cl A *	4,279	3,204
Alphabet, Cl C *	851	626
Analog Devices	1,606	94
Apple	17,671	1,764
Applied Materials	70,276	1,717
Atlassian, Cl A *	3,442	78
Autodesk *	1,781	104
Black Box	13,933	175
CA	8,337	269
Cisco Systems	40,811	1,186
Cognizant Technology Solutions, Cl A *	8,683	533
Cypress Semiconductor	8,106	86
eBay *	8,625	211
Facebook, Cl A *	21,556	2,561

SEI Catholic Values Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Five9 *	8,888	$91
FleetCor Technologies *	574	85
Global Payments	3,992	310
Intel	20,433	645
International Business Machines	3,868	595
Juniper Networks	4,590	107
Keysight Technologies *	6,271	192
Lam Research	3,278	271
Lumentum Holdings *	2,914	74
MasterCard, Cl A	6,854	657
Micron Technology *	67,293	856
Microsoft	52,113	2,761
Mitek Systems *	9,513	86
National Instruments	2,999	86
NetApp	2,221	57
NVIDIA	1,989	93
Open Text	8,304	487
Oracle	12,826	516
OSI Systems *	7,239	385
QUALCOMM	6,141	337
salesforce.com inc *	9,493	795
Silicon Graphics International *	46,727	246
Symantec	14,140	245
Texas Instruments	4,776	289
Visa, Cl A	25,061	1,979
Western Digital	283	13
Xerox	9,532	95

		26,868

Materials — 3.4%
Air Products & Chemicals	4,522	645
Alcoa	5,402	50
Ball	5,110	369
Cabot	1,966	90
Cliffs Natural Resources *	15,152	65
Dow Chemical	9,837	505
Eastman Chemical	4,490	329
Ecolab	2,953	346
EI du Pont de Nemours	1,266	83
FMC	3,280	156
Louisiana-Pacific *	14,100	258
LSB Industries *	13,094	172
Mosaic	2,170	55
Newmont Mining	2,349	76
PPG Industries	756	81
Praxair	6,399	703
Reliance Steel & Aluminum	3,543	264
Sealed Air	1,615	75
Sherwin-Williams	3,035	884
Sonoco Products	6,077	290
United States Steel	4,866	70

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Concrete *	1,280	$82

		5,648

Telecommunication Services — 1.1%
AT&T	16,754	656
Level 3 Communications *	6,459	348
SBA Communications, Cl A *	1,248	124
Sprint *	19,603	74
Verizon Communications	13,416	683

		1,885

Utilities — 1.3%
American Electric Power	1,244	81
American Water Works	5,836	432
Calpine *	16,926	251
CMS Energy	8,598	360
Eversource Energy	3,376	186
Exelon	5,725	196
PG&E	1,952	117
Pinnacle West Capital	1,754	129
Sempra Energy	667	71
Xcel Energy	7,322	303

		2,126

Total Common Stock (Cost $122,757) ($ Thousands)		125,966

FOREIGN COMMON STOCK — 21.6%
Australia — 0.3%
BHP Billiton ADR	17,372	469

Austria — 0.8%
Conwert Immobilien Invest	12,738	207
Erste Group Bank	21,318	571
Schoeller-Bleckmann Oilfield Equipment	3,739	228
voestalpine	12,362	424

		1,430

Belgium — 0.8%
Anheuser-Busch InBev ADR	10,330	1,304

Bermuda — 0.2%
Aspen Insurance Holdings	1,021	49
Endurance Specialty Holdings	1,490	101
Validus Holdings	2,718	132

		282

Brazil — 0.4%
Banco Bradesco ADR	46,923	294
Banco do Brasil	29,100	132
Qualicorp	44,907	191

		617

British Virgin Islands — 0.4%
Michael Kors Holdings *	15,941	681

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Canada — 1.8%
Canadian Natural Resources	28,066	$835
Canadian Pacific Railway	3,720	482
Magna International	13,545	551
Tencent Holdings ADR	33,681	751
Thomson Reuters	8,343	351

		2,970

China — 0.3%
Anhui Conch Cement, Cl H	94,500	229
Industrial & Commercial Bank of China, Cl H	286,000	152
Weichai Power, Cl H	78,000	91

		472

Colombia — 0.2%
Bancolombia ADR	10,128	330

Czech Republic — 0.1%
Komercni banka as	5,690	224

France — 0.7%
Societe Generale	13,398	552
Sodexo	5,784	608

		1,160

Germany — 0.4%
BASF	4,654	360
Continental	1,604	344

		704

Hong Kong — 0.7%
China Mobile ADR	13,480	761
Orient Overseas International	114,500	444

		1,205

India — 0.7%
HDFC Bank ADR	10,729	690
ICICI Bank ADR	59,095	425

		1,115

Indonesia — 0.1%
Indofood Sukses Makmur	293,300	149

Ireland — 2.1%
Accenture, Cl A	3,202	381
ICON *	17,006	1,198
Jazz Pharmaceuticals *	2,379	361
Mallinckrodt *	7,125	451
Shire ADR	6,430	1,197

		3,588

Israel — 0.6%
Orbotech *	22,151	618
SodaStream International *	18,752	389

		1,007

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Italy — 0.3%
Prysmian	17,597	$431

Japan — 1.7%
Denso	16,600	654
Hitachi	72,000	332
Nippon Steel & Sumitomo Metal	12,900	266
Nomura Holdings ADR	87,697	373
Secom	7,100	556
Toyota Motor ADR	6,361	658

		2,839

Netherlands — 1.7%
AerCap Holdings *	16,242	635
Core Laboratories	7,446	903
NXP Semiconductors *	7,625	720
QIAGEN *	11,994	259
Royal Dutch Shell, Cl A	13,713	335

		2,852

Norway — 1.0%
DNB	74,661	958
Norsk Hydro	89,893	358
Statoil ADR	22,574	356

		1,672

Puerto Rico — 0.5%
OFG Bancorp	74,108	677
Popular	7,267	228

		905

Singapore — 0.1%
DBS Group Holdings	21,600	243

South Korea — 0.6%
Hyundai Mobis	2,717	581
Samsung Electronics	369	400

		981

Spain — 0.5%
Amadeus IT Holding, Cl A	20,099	932

Sweden — 0.4%
Getinge, Cl B	28,413	605

Switzerland — 0.5%
Credit Suisse Group ADR	64,545	883

Taiwan — 0.7%
Advanced Semiconductor Engineering	523,000	592
Taiwan Semiconductor Manufacturing	109,000	523

		1,115

Turkey — 0.2%
Akbank	96,477	261

United Kingdom — 2.8%
ARM Holdings ADR	21,735	937
BP ADR	40,791	1,280

SEI Catholic Values Trust / Quarterly Report / May 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Diageo	23,376	$636
HSBC Holdings	23,820	154
ITV	111,235	348
Rio Tinto ADR	6,629	186
Shire	19,383	1,202

		4,743

Total Foreign Common Stock (Cost $38,293) ($ Thousands)		36,169

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.270% **†	3,995,558	3,996

Total Cash Equivalent (Cost $3,996) ($ Thousands)		3,996

Total Investments — 99.0% (Cost $165,046) ($ Thousands) @		$166,131

Percentages are based on a Net Assets of $167,868 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of May 31, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At May 31, 2016, such securities amounted to $1,375 ($ Thousands), or 0.82% of Net Assets.
@	At May 31, 2016, the tax basis cost of the Fund’s investments was $165,046 ($ Thousands), and the unrealized appreciation and depreciation were $11,702 ($ Thousands) and ($10,617) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

As of May 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended May 31, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities. For the period ended May 31, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2016 ($ Thousands):

Security Description	Value 02/29/2016	Purchases at Cost	Proceeds from Sales	Value 05/31/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 3,010	$ 2,785	$ (1,799)	$ 3,996	$ 3

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Fixed Income Fund

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 35.6%
Consumer Discretionary — 3.2%
1011778 BC ULC
6.000%, 04/01/2022 (A)	$20	$21
Amazon.com
4.950%, 12/05/2044	30	35
Charter Communications Operating
6.484%, 10/23/2045 (A)	100	115
4.908%, 07/23/2025 (A)	222	237
Comcast
6.400%, 05/15/2038	199	265
3.375%, 08/15/2025	150	158
Dollar Tree
5.750%, 03/01/2023 (A)	180	190
Ford Motor
4.750%, 01/15/2043	170	174
General Motors
6.250%, 10/02/2043	40	44
4.200%, 03/01/2021	405	423
Goodyear Tire & Rubber
5.000%, 05/31/2026	20	20
Historic TW
9.150%, 02/01/2023	100	132
Hyundai Capital America MTN
2.500%, 03/18/2019 (A)	274	278
L Brands
5.625%, 10/15/2023	10	11
McDonald’s MTN
3.700%, 01/30/2026	30	32
NCL
4.625%, 11/15/2020 (A)	20	20
Netflix
5.500%, 02/15/2022	80	84
Newell Brands
4.200%, 04/01/2026	20	21
3.850%, 04/01/2023	30	32
3.150%, 04/01/2021	10	10
Time Warner
7.570%, 02/01/2024	101	127
4.750%, 03/29/2021	140	155
3.600%, 07/15/2025	135	140
Viacom
4.850%, 12/15/2034	220	196

		2,920

Consumer Staples — 3.0%
Altria Group
5.375%, 01/31/2044	60	73
4.750%, 05/05/2021	50	56
2.850%, 08/09/2022	150	154
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	180	201
3.650%, 02/01/2026	200	208

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 02/01/2023	$50	$51
2.650%, 02/01/2021	30	31
Anheuser-Busch InBev Worldwide
2.500%, 07/15/2022	150	149
Constellation Brands
4.750%, 11/15/2024	100	105
CVS Health
5.125%, 07/20/2045	80	93
3.875%, 07/20/2025	18	19
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	424	516
Diageo Capital
4.828%, 07/15/2020	110	123
Kraft Heinz Foods
5.375%, 02/10/2020	30	33
5.000%, 07/15/2035 (A)	20	22
3.950%, 07/15/2025 (A)	100	107
3.500%, 06/06/2022	40	42
Mondelez International
4.000%, 02/01/2024	80	87
PepsiCo
4.600%, 07/17/2045	40	45
Pernod Ricard
4.450%, 01/15/2022 (A)	200	217
Philip Morris International
4.500%, 03/20/2042	30	32
2.900%, 11/15/2021	50	52
2.500%, 08/22/2022	50	51
Reynolds American
5.850%, 08/15/2045	130	160
3.250%, 06/12/2020	11	11
Walgreens Boots Alliance
3.450%, 06/01/2026	40	40
Wm Wrigley Jr
3.375%, 10/21/2020 (A)	30	31

		2,709

Energy — 4.3%
Anadarko Finance
7.500%, 05/01/2031	60	68
Anadarko Petroleum
6.200%, 03/15/2040	75	78
4.850%, 03/15/2021	20	21
4.235%, 10/10/2036	1,000	375
Apache
4.250%, 01/15/2044	50	45
Baker Hughes
5.125%, 09/15/2040	10	11
BP Capital Markets
3.506%, 03/17/2025	90	93
Chevron
2.954%, 05/16/2026	60	60

SEI Catholic Values Trust / Quarterly Report / May 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Concho Resources
5.500%, 04/01/2023	$20	$20
ConocoPhillips
3.350%, 05/15/2025	200	200
1.526%, 05/15/2022 (B)	259	242
Devon Energy
5.850%, 12/15/2025	30	31
5.000%, 06/15/2045	30	25
3.250%, 05/15/2022	20	18
Devon Financing
7.875%, 09/30/2031	50	54
Ecopetrol
5.875%, 05/28/2045	100	81
Ensco
4.700%, 03/15/2021	20	16
Enterprise Products Operating
2.550%, 10/15/2019	130	132
EOG Resources
4.150%, 01/15/2026	20	21
Exxon Mobil
3.043%, 03/01/2026	40	41
Halliburton
3.800%, 11/15/2025	50	51
Kinder Morgan
5.300%, 12/01/2034	20	18
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	39
4.150%, 02/01/2024	400	387
3.500%, 09/01/2023	30	28
MPLX
4.875%, 06/01/2025 (A)	110	104
Noble Energy
5.250%, 11/15/2043	10	10
4.150%, 12/15/2021	50	51
Oasis Petroleum
6.500%, 11/01/2021	20	18
Occidental Petroleum
4.625%, 06/15/2045	20	21
3.400%, 04/15/2026	20	20
3.125%, 02/15/2022	19	20
Petrobras Global Finance BV
6.850%, 06/05/2115	50	34
5.375%, 01/27/2021	250	220
Petroleos Mexicanos
6.875%, 08/04/2026 (A)	20	22
6.625%, 06/15/2035	150	147
Pride International
8.500%, 06/15/2019	10	10
6.875%, 08/15/2020	10	9
QEP Resources
5.250%, 05/01/2023	20	18

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Range Resources
4.875%, 05/15/2025	$40	$38
Schlumberger Holdings
4.000%, 12/21/2025 (A)	30	31
3.000%, 12/21/2020 (A)	283	289
Shell International Finance BV
4.375%, 05/11/2045	50	52
2.875%, 05/10/2026	90	89
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	200	212
SM Energy
6.125%, 11/15/2022	20	18
5.000%, 01/15/2024	30	26
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	147	138
Valero Energy
6.125%, 02/01/2020	74	82

		3,834

Financials — 14.1%
AgriBank FCB
9.125%, 07/15/2019 (A)	264	266
AIA Group MTN
3.200%, 03/11/2025 (A)	200	201
Ally Financial
8.000%, 11/01/2031	50	59
American Express
2.650%, 12/02/2022	140	141
American International Group
4.800%, 07/10/2045	183	183
3.750%, 07/10/2025	80	80
Bank of America MTN
5.625%, 07/01/2020	150	168
5.000%, 01/21/2044	120	134
4.000%, 01/22/2025	300	300
3.875%, 08/01/2025	40	42
3.500%, 04/19/2026	331	336
2.600%, 01/15/2019	300	304
1.950%, 05/12/2018	229	229
Blackstone Holdings Finance
6.625%, 08/15/2019 (A)	407	464
BNP Paribas MTN
4.375%, 09/28/2025 (A)	200	203
Boston Properties
3.850%, 02/01/2023	200	211
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	235	254
CDP Financial
3.150%, 07/24/2024 (A)	430	449
Chubb INA Holdings
4.350%, 11/03/2045	30	33
3.350%, 05/03/2026	10	10

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.300%, 11/03/2020	$10	$10
CIT Group
5.500%, 02/15/2019 (A)	20	21
5.000%, 08/15/2022	20	20
Citigroup
4.450%, 09/29/2027	170	172
3.700%, 01/12/2026	170	176
3.400%, 05/01/2026	123	124
2.700%, 03/30/2021	229	231
2.150%, 07/30/2018	120	121
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.750%, 12/01/2043	250	295
Credit Agricole
8.125%, 12/31/2049 (A)(B)	260	270
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	250
Fifth Third Bancorp
2.875%, 07/27/2020	192	195
GLP Capital
4.875%, 11/01/2020	30	31
Goldman Sachs Group MTN
7.500%, 02/15/2019	110	125
6.750%, 10/01/2037	100	122
6.250%, 02/01/2041	50	64
5.375%, 03/15/2020	100	111
5.150%, 05/22/2045	30	31
4.750%, 10/21/2045	30	32
4.250%, 10/21/2025	30	31
3.850%, 07/08/2024	190	198
2.875%, 02/25/2021	131	133
HCP
4.250%, 11/15/2023	57	58
4.000%, 06/01/2025	150	149
Health Care
4.500%, 01/15/2024	200	213
HSBC Holdings
4.250%, 03/14/2024	200	203
Intercontinental Exchange
2.750%, 12/01/2020	165	170
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	190
JPMorgan Chase
4.125%, 12/15/2026	150	155
3.125%, 01/23/2025	150	151
KKR Group Finance II
5.500%, 02/01/2043 (A)	193	198
KKR Group Finance III
5.125%, 06/01/2044 (A)	215	209
Liberty Mutual Group
4.250%, 06/15/2023 (A)	200	209

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MetLife
3.000%, 03/01/2025	$175	$175
Morgan Stanley MTN
6.625%, 04/01/2018	585	635
3.875%, 04/29/2024	196	206
Navient MTN
8.000%, 03/25/2020	50	51
Prudential Financial MTN
7.375%, 06/15/2019	385	445
Quicken Loans
5.750%, 05/01/2025 (A)	30	28
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	198
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	150	163
UBS Group Funding Jersey
4.125%, 09/24/2025 (A)	200	205
4.125%, 04/15/2026 (A)	249	255
Ventas Realty
4.125%, 01/15/2026	136	142
2.700%, 04/01/2020	215	217
WEA Finance
3.750%, 09/17/2024 (A)	200	204
2.700%, 09/17/2019 (A)	430	435
Wells Fargo
4.900%, 11/17/2045	50	54
4.650%, 11/04/2044	100	104
4.480%, 01/16/2024	200	216
4.300%, 07/22/2027	100	106
3.450%, 02/13/2023	160	164

		12,738

Health Care — 1.2%
Amgen
3.625%, 05/22/2024	60	62
Cleveland Clinic Foundation
4.858%, 01/01/2114	236	259
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	50	52
Gilead Sciences
4.750%, 03/01/2046	50	54
3.650%, 03/01/2026	30	32
3.500%, 02/01/2025	50	52
Howard Hughes Medical Institute
3.500%, 09/01/2023	210	226
Mallinckrodt International Finance
4.750%, 04/15/2023	30	25
Medtronic
3.500%, 03/15/2025	80	85

SEI Catholic Values Trust / Quarterly Report / May 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Zimmer Biomet Holdings
3.550%, 04/01/2025	$230	$234

		1,081

Industrials — 2.7%
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	236	239
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (A)	171	176
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	437	471
American Builders & Contractors Supply
5.750%, 12/15/2023 (A)	30	31
Canadian Pacific Railway
6.125%, 09/15/2115	127	151
Delta Air Lines Pass-Through Trust, Ser 2012-2, Cl A
4.950%, 05/23/2019	320	338
Eaton
4.150%, 11/02/2042	70	72
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	30	30
International Lease Finance
6.250%, 05/15/2019	10	11
5.875%, 08/15/2022	50	54
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (A)	342	355
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	391	409
United Rentals North America
5.875%, 09/15/2026	30	30
Waste Management
3.500%, 05/15/2024	60	64
West
5.375%, 07/15/2022 (A)	30	27

		2,458

Information Technology — 1.2%
Apple
3.200%, 05/13/2025	80	83
Diamond 1 Finance
4.420%, 06/15/2021 (A)	186	190
3.480%, 06/01/2019 (A)	70	71
Hewlett Packard Enterprise
4.400%, 10/15/2022 (A)	69	73
Intel
3.700%, 07/29/2025	60	66

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Juniper Networks
3.125%, 02/26/2019	$159	$162
Microsoft
4.450%, 11/03/2045	40	45
QUALCOMM
4.800%, 05/20/2045	20	20
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	247	261
Visa
4.300%, 12/14/2045	50	55
3.150%, 12/14/2025	80	83

		1,109

Materials — 1.2%
Barrick
4.100%, 05/01/2023	181	183
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(B)	200	207
5.000%, 09/30/2043	30	32
3.250%, 11/21/2021	90	93
2.875%, 02/24/2022	10	10
Freeport-McMoRan
4.000%, 11/14/2021	60	52
3.550%, 03/01/2022	154	129
Glencore Finance Canada
2.700%, 10/25/2017 (A)	10	10
Glencore Funding
2.875%, 04/16/2020 (A)	200	183
2.125%, 04/16/2018 (A)	130	126
Vale Overseas
6.875%, 11/21/2036	20	17
4.375%, 01/11/2022	20	18
WestRock RKT
4.000%, 03/01/2023	10	10
3.500%, 03/01/2020	20	21

		1,091

Telecommunication Services — 1.7%
AT&T
5.650%, 02/15/2047	150	168
5.550%, 08/15/2041	30	33
5.350%, 09/01/2040	10	11
3.400%, 05/15/2025	438	439
Rogers Communications
6.800%, 08/15/2018	185	205
Verizon Communications
6.550%, 09/15/2043	30	39
4.522%, 09/15/2048	465	469
3.500%, 11/01/2024	170	177

		1,541

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Utilities — 3.0%
AES
5.500%, 04/15/2025	$20	$20
Berkshire Hathaway Energy
6.500%, 09/15/2037	97	130
3.500%, 02/01/2025	300	317
Calpine
5.250%, 06/01/2026 (A)	20	20
Duke Energy
3.750%, 04/15/2024	331	350
Electricite de France
3.625%, 10/13/2025 (A)	137	140
Eversource Energy
3.150%, 01/15/2025	175	179
Exelon
5.625%, 06/15/2035	100	116
5.100%, 06/15/2045 (A)	165	182
FirstEnergy
7.375%, 11/15/2031	220	268
Pacific Gas & Electric
6.050%, 03/01/2034	90	118
2.950%, 03/01/2026	285	290
Southern
3.250%, 07/01/2026	464	470
Virginia Electric & Power
3.150%, 01/15/2026	124	128

		2,728

Total Corporate Obligations (Cost $31,613) ($ Thousands)		32,209

MORTGAGE-BACKED SECURITIES — 30.0%
Agency Mortgage-Backed Obligations — 19.5%
FHLMC
5.000%, 09/01/2040 to 06/01/2041	538	598
4.500%, 06/01/2038	349	380
4.000%, 06/01/2043 to 02/01/2044	1,195	1,287
3.500%, 03/01/2043 to 12/01/2045	1,199	1,259
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.865%, 02/15/2038 (B)	500	33
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.759%, 04/15/2041 (B)	770	53
FHLMC CMO, Ser 2015-4494, Cl AI, IO
1.860%, 11/15/2038 (B)	1,147	77
FNMA
5.000%, 10/01/2033 to 05/01/2042	2,596	2,898
4.500%, 08/01/2038 to 06/01/2042	486	530
4.000%, 03/01/2039 to 11/01/2045	1,807	1,948
3.500%, 08/01/2042 to 01/01/2046	2,516	2,645
2.810%, 04/01/2025	110	114

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
2.609%, 05/01/2038 (B)	$269	$285
2.489%, 11/01/2034 (B)	183	193
FNMA CMO, Ser 2013-52, Cl MD
1.250%, 06/25/2043	253	249
FNMA CMO, Ser 2015-55, Cl IO, IO
1.633%, 08/25/2055 (B)	609	38
FNMA CMO, Ser 2015-56, Cl AS, IO
5.704%, 08/25/2045 (B)	376	99
FNMA TBA
5.000%, 06/01/2038	400	444
4.500%, 07/01/2037	800	870
4.000%, 07/13/2039	1,100	1,172
3.500%, 06/15/2026 to 06/15/2045	400	422
3.000%, 06/25/2027	100	104
2.500%, 06/25/2027	200	205
GNMA
4.000%, 11/20/2045 to 03/20/2046	954	1,024
3.000%, 09/20/2045	381	395
GNMA CMO, Ser 2012-34, Cl SA, IO
5.611%, 03/20/2042 (B)	248	52
GNMA CMO, Ser 2012-43, Cl SN, IO
6.166%, 04/16/2042 (B)	222	52
GNMA CMO, Ser 2014-118, Cl HS, IO
5.761%, 08/20/2044 (B)	434	102
GNMA, Ser 30, Cl IO, IO
1.078%, 07/16/2056 (B)	1,506	112

		17,640

Non-Agency Mortgage-Backed Obligations — 10.5%
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(B)	140	138
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	572	577
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW15, Cl A4
5.331%, 02/11/2044	589	600
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
0.716%, 05/25/2035 (A)(B)	245	219
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
0.941%, 05/25/2035 (A)(B)	424	336
Commercial Mortgage Trust, Ser 2014-CR18, Cl D
4.896%, 07/15/2047	240	187
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	479	480

SEI Catholic Values Trust / Quarterly Report / May 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057	$210	$223
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl B1
2.962%, 04/25/2035 (B)	446	328
Freddie Mac Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.086%, 10/25/2028 (B)	340	335
Greenwich Capital Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	365	370
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A5
5.622%, 11/10/2039	220	190
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	374	406
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (A)	200	226
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	247	261
GS Mortgage Securities Trust, Ser 2016-ICE2, Cl E
8.933%, 02/15/2033 (A)(B)	130	130
Homestar Mortgage Acceptance, Ser 2004-5, Cl M2
1.109%, 10/25/2034 (B)	367	340
IndyMac INDX Mortgage Loan Trust, Ser 2007-AR5, Cl 2A1
3.034%, 05/25/2037 (B)	393	310
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl A4
5.440%, 06/12/2047	580	589
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (B)	110	102
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.137%, 06/15/2025 (B)	100	105
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.298%, 12/12/2049 (B)	260	246
Morgan Stanley Re-REMIC Trust, Ser 2009-GG10, Cl A4B
5.987%, 08/12/2045 (A)(B)	139	142
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4B
5.987%, 08/15/2045 (A)(B)	182	186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust, Ser 2015-MTL6, Cl D
4.532%, 02/05/2020 (A)	$230	$226
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	110	112
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A3
8.000%, 06/25/2035 (A)	180	187
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A2
2.804%, 01/10/2045	645	646
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl A4
5.572%, 10/15/2048	562	564
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A5
5.500%, 04/15/2047	413	422
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/2048	180	190
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048	120	127

		9,500

Total Mortgage-Backed Securities (Cost $27,215) ($ Thousands)		27,140

U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Bonds
4.500%, 02/15/2036	939	1,285
3.000%, 11/15/2044	950	1,023
3.000%, 05/15/2045	1,510	1,626
3.000%, 11/15/2045	1,380	1,485
2.875%, 05/15/2043	500	527
2.750%, 11/15/2042	590	609
2.500%, 02/15/2046	10	10
2.500%, 05/15/2046	150	146
U.S. Treasury Inflation Indexed Bonds
1.750%, 01/15/2028	91	104
1.375%, 02/15/2044	439	485
1.000%, 02/15/2046	271	278
0.750%, 02/15/2045	71	68
0.375%, 07/15/2023	583	595
0.375%, 07/15/2025	141	142
0.125%, 04/15/2017	377	380
U.S. Treasury Notes
2.375%, 08/15/2024	90	94
2.000%, 11/30/2022	280	287
1.625%, 06/30/2020	2,690	2,728
1.625%, 11/30/2020	553	560
1.625%, 02/15/2026	50	49

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.500%, 02/28/2023	$760	$754
1.375%, 03/31/2020	1,610	1,620
1.375%, 10/31/2020	10	10
1.375%, 01/31/2021	500	500
1.375%, 04/30/2021	40	40
1.250%, 03/31/2021	1,287	1,280
0.500%, 04/30/2017	1,550	1,547

Total U.S. Treasury Obligations (Cost $17,954) ($ Thousands)		18,232

ASSET-BACKED SECURITIES — 9.9%
Automotive — 0.5%
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/2018 (A)	293	291
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (A)	159	159

		450

Mortgage Related Securities — 0.6%
Bayview Financial Asset Trust, Ser 2007- SR1A, Cl M3
1.596%, 03/25/2037 (A)(B)	372	305
Master Asset-Backed Securities Trust, Ser 2006-FRE1, Cl A4
0.729%, 12/25/2035 (B)	338	298

		603

Other Asset-Backed Securities — 8.8%
Airspeed, Ser 2007-1A, Cl G1
0.705%, 04/15/2024 (A)(B)	348	269
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%,07/15/2021	257	263
Colony American Homes, Ser 2014-1A, Cl A
1.586%, 05/17/2031 (A)(B)	494	491
Conseco Financial, Ser 1997-7, Cl M1
7.030%, 07/15/2028	241	232
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
2.339%, 10/27/2031 (A)(B)	191	192
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (A)	171	172
Ford Credit Floorplan Master Owner Trust A, Ser 2015-2, Cl A1
1.980%, 01/15/2022	825	826
GSAMP Trust, Ser 2004-SEA2, Cl M2
1.689%, 03/25/2034 (B)	420	284

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2013-SFR1, Cl A
1.586%, 12/17/2030 (A)(B)	$361	$358
John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/2021	205	206
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.279%, 11/25/2024 (B)	120	120
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M4
0.886%, 03/25/2036 (B)	170	102
RAMP Trust, Ser 2006-RZ3, Cl M1
0.789%, 08/25/2036 (B)	470	352
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.288%, 07/25/2022 (B)	110	110
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.338%, 07/25/2023 (B)	105	106
Small Business Administration, Ser 2010- 20B, Cl 1
4.140%, 02/01/2030	187	204
Small Business Administration, Ser 2011- 20H, Cl 1
3.290%, 08/01/2031	353	373
Small Business Administration, Ser 2013- 20G, Cl 1
3.150%, 07/01/2033	930	976
Small Business Administration, Ser 2014- 20C, Cl 1
3.210%, 03/01/2034	967	1,018
Small Business Administration, Ser 2015- 20E, Cl 1
2.770%, 05/01/2035	1,022	1,039
Small Business Administration, Ser 2015- 20F, Cl 1
2.980%, 06/01/2035	251	261

		7,954

Total Asset-Backed Securities (Cost $9,039) ($ Thousands)		9,007

MUNICIPAL BONDS — 1.3%
Florida — 0.2%
Florida State Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	205	210

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, Build America Bonds, Ser B-2, RB
6.116%, 01/15/2040	270	363

SEI Catholic Values Trust / Quarterly Report / May 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey — 0.4%
New Jersey Economic Development Authority, Ser YY, RB
4.197%, 06/15/2019	$350	$361

Wisconsin — 0.3%
Wisconsin State, Ser A, RB, AGM
5.200%, 05/01/2018	225	237

Total Municipal Bonds (Cost $1,136) ($ Thousands)		1,171

SOVEREIGN DEBT — 1.1%
Brazilian Government International Bond
5.625%, 01/07/2041	120	103
Indonesia Government International Bond MTN
3.750%, 04/25/2022	200	202
Mexico Government International Bond MTN
5.550%, 01/21/2045	200	222
Peruvian Government International Bond
6.550%, 03/14/2037	10	13
5.625%, 11/18/2050	40	46
Poland Government International Bond
4.000%, 01/22/2024	110	118
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	85	103
Turkey Government International Bond
5.625%, 03/30/2021	150	160

Total Sovereign Debt (Cost $970) ($ Thousands)		967

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Tennessee Valley Authority
4.250%, 09/15/2065	178	190

Total U.S. Government Agency Obligation (Cost $173) ($ Thousands)		190

Shares
CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.270% **†	4,337,838	4,338

Total Cash Equivalent (Cost $4,338) ($ Thousands)		4,338

Total Investments — 103.0% (Cost $92,438) ($ Thousands) @		$93,254

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITY SOLD SHORT — (0.7)%
Agency Mortgage-Backed Obligations — (0.7)%
FNMA TBA
3.500%, 07/01/41	$(600)	$(627)

Total Mortgage-Backed Security Sold Short (Proceeds $627) ($ Thousands)		$(627)

Contracts
PURCHASED OPTIONS (C)* — 0.0%
July 2016, U.S. 5 Year Future Option Put, Expires 06/18/2016, Strike Price $120.00	18	6
June 2016, U.S. 10 Year Future Option Call, Expires 06/18/2016, Strike Price $130.00	11	3
June 2016, U.S. 10 Year Future Option Put, Expires 06/18/2016, Strike Price $128.75	11	1
June 2016, U.S. Long Bond Future Option Call, Expires 06/18/2016, Strike Price $164.00	1	0
June 2016, U.S. Long Bond Future Option Put, Expires 06/18/2016, Strike Price $160.00	1	0

Total Purchased Options (Cost $17) ($ Thousands)		$10

WRITTEN OPTIONS (C)* — 0.0%
July 2016, U.S. 10 Year Future Option Call, Expires 06/18/2016 Strike Price $132.50	(2)	0
July 2016, U.S. 10 Year Future Option Call, Expires 06/18/2016 Strike Price $131.50	(5)	(1)
July 2016, U.S. 10 Year Future Option Put, Expires 06/18/2016 Strike Price $127.00	(5)	0

Total Written Options (Premiums Received $4) ($ Thousands)		$(1)

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at May 31, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

90-Day Euro$	(13)	Dec-2017	$(4)
90-Day Euro$	(10)	Jun-2016	(1)
90-Day Euro$	(46)	Dec-2016	7
90-Day Euro$	10	Mar-2017	4
90-Day Euro$	(4)	Mar-2018	—
U.S. 10-Year Treasury Note	(22)	Sep-2016	(2)
U.S. 2-Year Treasury Note	(22)	Sep-2016	(2)
U.S. 5-Year Treasury Note	43	Sep-2016	3
U.S. Long Treasury Bond	(15)	Sep-2016	(5)
U.S. Ultra Long Treasury Bond	6	Sep-2016	2

			$2

For the period ended May 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at May 31, 2016, is as follows.

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

07/14/16	CAD	3	USD	2	$—
07/14/16	USD	8	SGD	11	—
07/14/16	USD	206	CNY	1,347	(2)
07/14/16	USD	217	BRL	796	1
07/14/16	USD	273	GBP	192	6
07/14/16-07/14/16	USD	304	JPY	33,155	(5)
07/14/16	USD	445	PLN	1,689	(17)
07/14/16	USD	445	INR	29,910	(3)
07/14/16	SGD	620	USD	457	6
07/14/16-08/12/16	EUR	1,240	USD	1,417	35
07/14/16	CNY	5,730	USD	879	10
07/14/16-07/14/16	JPY	102,929	USD	940	10

					$41

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America	$(1,156)	$1,161	$5
Citigroup	(4,379)	4,414	36

			$41

For the period ended May 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Catholic Values Trust / Quarterly Report / May 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Fixed Income Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2016, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

UBS Warburg	CDX.NA.HY.25	SELL	5.00%	06/20/21	$ (610)	$ (3)
UBS Warburg	CDX.NA.IG SER XR2OZ	SELL	1.00%	12/20/20	(480)	1

						$ (2)

For the period ended May 31, 2016, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $90,503 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of May 31, 2016.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2016, the value of these securities amounted to $13,295 ($ Thousands), representing 14.7% of the net assets of the Fund.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2016.
(C)	For the period ended May 31, 2016, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.
@	At May 31, 2016, the tax basis cost of the Fund’s investments was $92,438 ($ Thousands), and the unrealized appreciation and depreciation were $1,587 ($ Thousands) and ($771) ($ Thousands), respectively.

AGM — Assured Guarantee Municipal

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CNY — Chinese Yuen

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

INR — Indian Rupee

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

MTN — Medium Term Note

PLN— Polish Zloty

RB — Revenue Bond

REMIC— Real Estate Mortgage Investment Conduit

Re-REMIC— Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

SGD— Singapore Dollar

TBA — To Be Announced

USD — United States Dollar

The following is a list of the level of inputs used as of May 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$–	$32,209	$–	$32,209
Mortgage-Backed Securities	–	27,140	–	27,140
U.S. Treasury Obligations	–	18,232	–	18,232
Asset-Backed Securities	–	9,007	–	9,007
Municipal Bonds	–	1,171	–	1,171
Sovereign Debt	–	967	–	967
U.S. Government Agency Obligation	–	190	–	190
Cash Equivalent	4,338	–	–	4,338

Total Investments in Securities	$4,338	$88,916	$–	$93,254

Securities Sold Short	Level 1	Level 2	Level 3	Total
Mortgage-Backed Security	$–	$(627)	$–	$(627)

Total Securities Sold Short	$–	$(627)	$–	$(627)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$10	$—	$—	$10
Written Options	(1)	—	—	(1)
Futures Contracts *
Unrealized Appreciation	16	—	—	16
Unrealized Depreciation	(14)	—	—	(14)
Forwards Contracts *
Unrealized Appreciation	—	68	—	68
Unrealized Depreciation	—	(27)	—	(27)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	1	—	1
Unrealized Depreciation	—	(3)	—	(3)

Total Other Financial Instruments	$11	$39	$—	$50

* Futures contracts, forward contracts, and credit default swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended May 31, 2016, there were no transfers between Level 1, Level 2 assets and liabilities. For the period ended May 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended May 31, 2016, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended May 31, 2016 ($ Thousands):

Security Description	Value 02/29/2016	Purchases at Cost	Proceeds from Sales	Value 05/31/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 4,564	$ 10,600	$ (10,826)	$ 4,338	$ 3

10	SEI Catholic Values Trust / Quarterly Report / May 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2016

Catholic Values Fixed Income Fund (Concluded)

As of May 31, 2016, the Fund is the seller (“providing protection”) on a total notional amount of $1.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX

REFERENCE ASSET	CORPORATE DEBT	SOVEREIGN DEBT	ASSET BACK SECURITY DEBT	CORPORATE DEBT	Total

Fair value of written credit derivatives	$—	$—	$—	$20,097	$20,097
Maximum potential amount of future payments	—	—	—	1,090,000	1,090,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total

Current credit spread* on underlying (in basis points)
0-100	$—	$—	$1,090,000	$—	$—	$1,090,000
> than 100	—	—	—	—	—	—

Total	$—	$—	$1,090,000	$—	$—	$1,090,000

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SEI Catholic Values Trust / Quarterly Report / May 31, 2016	11

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: July 27, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: July 27, 2016